Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,498	$ 2,076
Indianapolis Power And Light Company [Member]
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,498	$ 2,076